Definition of Terms in Fund Name	Aug. 28, 2026
Fund Name Disclosure [Line Items]
Definition of Rule 35d-1 Term in Fund Name [Text Block]

Objective.

The Trust seeks above-average capital appreciation. Under normal circumstances, the Trust will invest at least 80% of its assets in “Earnings Leaders.” The Sponsor defines “Earnings Leaders” as the top 25 companies as determined by the ranking process described below. The Sponsor expects Earnings Leaders to be profitable in the current and next two fiscal years and to grow earnings by at least 15% in each of the next two fiscal years. The Trust is concentrated (i.e., invests 25% or more of Trust assets) in common stocks of companies within each of the industrial and information technology sectors.

Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]

Portfolio Selection Process.

The Trust is a unit investment trust that seeks to identify companies that are consistently profitable and those that will continue to grow their profits in the future. Through our selection process, we seek to find the stocks that we believe have the best prospects for above-average capital appreciation.

Identify the Universe. The first step in the selection process is to identify the universe of stocks from which the portfolio is selected. We begin with the largest 500 liquid and currently profitable U.S. stocks that have a trailing 3-month average daily trading volume of $5 million.

Screen for Profitability. The next step in our process is to look for those companies that are anticipated to be profitable in the current fiscal year by identifying those companies with a normalized earnings per share greater than zero. Normalized earnings per share refers to the amount of income allocated to each share of common stock after adjusting for nonrecurring income and expenses. Normalized earnings per share excludes the impact of abnormal, non-operating items to reflect the true earnings of the business.

Screen for Growth. Next, we screen those companies that are projected by Capital IQ to have greater than 15% year-over-year earnings growth in each of the next two fiscal years. Earnings growth refers to the percentage increase in a company’s net income or earnings over a specific time period.

Rank on Multiple Factors. The next step in our selection process is to rank companies on a combination of factors based on the company’s profitability, fundamental momentum, and expected stability of future earnings. A company’s profitability is based on a company’s computed return on invested capital (“ROIC”), which comes from the company’s public filings. ROIC assesses a company’s efficiency in allocating capital to profitable investments. A company’s fundamental momentum is based on revisions over the last three months of the company’s next fiscal year analyst consensus normalized mean earnings per share. A company’s expected stability of future earnings is based on the scaled dispersion of analyst earnings per share estimates over the next twelve months, which is the difference between its highest and lowest analyst earnings per share estimates for the next twelve months divided by the absolute value of the average estimate. We prefer tighter scaled ranges of estimates for a company, which indicate greater consensus confidence in a company’s expected earnings per share estimates over the next twelve months. We compute a final rank for each company based on an equally-weighted average of a company’s rank of the above criteria. A company’s rank for each of the above criteria are computed comparing a company only against others who also passed previous screening criteria.

Select the Portfolio. The final step is to select the 25 stocks with the best overall rankings, subject to sector constraints. Each Global Industry Classification Standard (“GICS”) sector represented in the portfolio is constrained to a 40% maximum weight. The final portfolio will be approximately equal-weighted with a maximum of ten stocks per GICS sector.

While not a part of the Trust’s portfolio selection process, the Trust also invests in dividend-paying securities and companies with various market capitalizations.

As with any similar investments, there can be no assurance that the objective of the Trust will be achieved. See “Risk Factors” for a discussion of the risks of investing in the Trust.